Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Amounts included in Accumulated other comprehensive income, before tax
December 31,	2011	2010
(Dollars in thousands)
Net prior service costs	$26,173	$29,988
Net actuarial loss	(39,117)	(31,426)
	$(12,944)	$(1,438)

Amounts included in comprehensive income
Year Ended December 31, 2011	Before-Tax	Deferred Income Tax Benefit (Expense)	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$(9,625)	$4,787	$(4,838)
Amortization of prior service costs	(3,815)	1,897	(1,918)
Amortization of actuarial losses	1,934	(962)	972
Total gains (losses) recognized
in Comprehensive income	$(11,506)	$5,722	$(5,784)

Year Ended December 31, 2010	Before-Tax	Deferred Income Tax Benefit (Expense)	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$1,180	$260	$1,440
Amortization of prior service costs	(3,815)	(840)	(4,655)
Amortization of actuarial losses	2,158	475	2,633
Total gains (losses) recognized
in Comprehensive income	$(477)	$(105)	$(582)

Funded status of post-retirement benefit plans
December 31,	2011	2010
(Dollars in thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$44,270	$42,698
Service cost	1,116	1,175
Interest cost	2,368	2,325
Actuarial (gain) loss	5,158	748
Prescription drug subsidy	263	238
Benefits paid	(3,062)	(2,914)
Benefit obligation at end of year	50,113	44,270
Change in plan assets
Fair value of plan assets at beginning of year	45,023	42,407
Actual return (loss) on plan assets	(971)	5,323
Employer contribution	277	207
Benefits paid	(3,062)	(2,914)
Fair value of plan assets at end of year	41,267	45,023
Funded status	$(8,846)	$753

Fair value of plan assets
December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
Bond	$10,098	$—	$—	$10,098
International equity	7,304	—	—	7,304
Money market	2,031	—	—	2,031
US large cap	18,100	—	—	18,100
US small cap	3,723	—	—	3,723
Other	—	—	11	11
Total plan assets at fair value	$41,256	$—	$11	$41,267

December 31, 2010
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
Bond	$11,552	$—	$—	$11,552
International equity	8,701	—	—	8,701
Money market	2,090	—	—	2,090
US large cap	18,619	—	—	18,619
US small cap	4,030	—	—	4,030
Other	—	—	31	31
Total plan assets at fair value	$44,992	$—	$31	$45,023

Plan asset investment allocation
		Allocation of Plan Assets
		At December 31,
Investment	Target Asset
Category	Allocation	2011	2010
U.S. equities	50%	52.9%	50.3%
International equities	20%	17.7%	19.4%
Debt securities	30%	29.4%	30.3%

Net periodic benefit cost
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Service cost	$1,116	$1,175	$2,140
Interest cost on accumulated post-retirement benefit obligation	2,368	2,325	3,616
Expected return on plan assets	(3,496)	(3,395)	(2,800)
Amortization of prior service costs (1)	(3,815)	(3,815)	(801)
Amortization of actuarial losses (2)	1,934	2,158	1,806
Net post-retirement cost	$(1,893)	$(1,552)	$3,961

  Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.

  Based on straight-line amortization over the average time remaining before active employees retire.

Assumptions used to calculate net periodic benefit cost
December 31,	2011	2010
Benefit obligations
Discount rate	4.70%	5.50%

Net periodic benefit cost
Discount rate	5.50%	5.60%
Expected return on plan assets	8.00%	8.25%

Change in health care cost trend rate
	One Percent
	Increase	Decrease
(Dollars in thousands)
Effect on total service and interest cost components	$25	$(24)
Effect on post-retirement benefit obligation	$488	$(466)

Estimated future post-retirement benefit payments
Estimated Future
Post-Retirement
Year	Benefit Payments
(Dollars in thousands)
2012	$2,455
2013	2,445
2014	2,441
2015	2,374
2016	2,398
2017-2021	16,096